Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000199169 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199169 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199169 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199169 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199169 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199169 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199169 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199169 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199169 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000199169 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199169 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.30%
C000199169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000199169 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199169 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.10%
C000199170 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199170 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199170 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199170 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199170 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199170 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199170 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199170 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199170 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000199170 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199170 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.30%
C000199170 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000199170 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199170 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.10%
C000199171 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199171 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199171 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199171 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199171 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199171 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199171 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199171 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199171 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000199171 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199171 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.30%
C000199171 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000199171 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199171 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.10%
C000199172 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199172 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199172 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199172 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199172 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199172 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199172 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000199172 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199172 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.10%
C000199172 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199172 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.30%
C000199172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000199172 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199172 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	86.10%